NOVEMBER 30, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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FIXED INCOME

Franklin High Income Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin High Income Fund

Your Fund's Goals and Main Investments: Franklin High Income Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing substantially in high yield, lower rated debt securities and preferred stocks.

We are pleased to bring you Franklin High Income Fund's semiannual report for the period ended November 30, 2012.

Performance Overview

Franklin High Income Fund – Class A delivered a cumulative total return of +8.89% for the six months under review. The Fund outperformed the +7.94% total return of its benchmark, the Credit Suisse (CS) High Yield Index, which tracks the high yield debt market.[1] The Fund also outperformed the +7.87% total return of its peers, as measured by the Lipper High Yield Funds Classification Average, which consists of funds chosen by Lipper that aim at high relative current yield from fixed income securities.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

Investors focused on politics and central bank pronouncements during the six-month period. The November U.S. elections, particularly for the presidency, took center stage. On the monetary front, central banks in the U.S., eurozone and Japan continued to provide support to financial system liquidity and rates,

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. Source: Lipper Inc. For the six-month period ended 11/30/12, the Lipper High Yield Funds Classification Average consisted of 548 funds. Lipper calculations do not include sales charges but include reinvestment of any income or distributions. Fund performance relative to the average may have differed if these or other factors had been considered.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 18.

Semiannual Report | 3

largely through quantitative easing programs. Although earlier in the period concerns surrounding slowing global economic growth, particularly in China, led to some investor risk aversion, by period-end it appeared that China had engineered a “soft landing” for its economy. Consequently, the U.S. equity market reflected optimism generally in the latter part of the period, as the
Standard & Poor’s® 500 Index rose 9.32% for the six-month period.3 Despite the improved investor sentiment, U.S. Treasury yields ended the period largely unchanged, with the 10-year Treasury yield standing at 1.62%. Relatively contained inflation levels as well as the Federal Reserve Board’s quantitative easing programs helped to contain longer term interest rates.

Focusing on the high yield corporate bond market, the fundamental credit backdrop remained supportive for high yield bond prices and the trailing default rate remained below its historical average. In general, companies’
liquidity positions were healthy following a period of relatively easy access to debt capital. Although the slowdown in global economic growth and the peaking of profit margins pressured earnings growth rates, profitability for many high yield bond issuers was sufficient to service debts. Moreover, even with some increase in shareholder-friendly activities such as stock buybacks, dividends, and mergers and acquisitions (M&A), senior management teams remained somewhat cautious regarding balance sheets, given the negative experiences during the relatively recent financial crisis. Finally, with exception-
ally low interest rates, investor demand for the high yield asset class remained robust, which helped absorb the record new-issue supply in 2012. Over the six-month period, these supportive trends pushed high yield bond prices higher and allowed the average yield spread over Treasuries for the CS High
Yield Index to narrow, from 7.0 percentage points at the beginning of the period to 5.8 by period-end.

Consequently, corporate valuations ended the period at levels comparable with long-term averages. Considering that the recent default rate trended below its historical average, the relative compensation for investing in the high yield

3. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial
Services LLC.

4 | Semiannual Report

bond asset class still appeared reasonable to us. However, heading into 2013, the lack of an acceptable resolution of the U.S. “fiscal cliff” remained a potential near-term risk to economic growth. Moreover, the eurozone remained another concern, notwithstanding the lines of support that have been provided by the European Central Bank. If flows into the high yield asset class were to reverse while new-issue supply remained heavy, high yield bond prices could experience downward pressure, particularly considering lower broker-dealer inventories of corporate bonds.

Investment Strategy

We are disciplined, fundamental investors who mainly rely on our analysts’ in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer’s creditworthiness, we consider the issuer’s experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

Semiannual Report | 5

Manager’s Discussion

Compared to the Fund’s peer group, certain Fund industry weightings posi-
tively affected relative performance.4 In terms of favorable industry positioning, the Fund’s underweighting in the food retailing sector was a contributor.5
The supermarket industry underperformed the broader market as a large-
capitalization issuer came under pressure due to weak operating results in a competitive industry. Similarly, the Fund’s underweighting in the gaming and leisure and information technology industries benefited relative performance as those industries lagged the overall high yield market returns.6 In particular, certain technology issues performed poorly due to competitive pressures and structural shifts in the technology sector.

On the other hand, the Fund’s energy sector overweighting detracted from rela-
tive performance. Although the energy sector generated a positive total return for the period, as energy tends to be a somewhat lower risk industry and com-
modity prices weakened earlier in 2012, the sector lagged market returns. The
Fund was somewhat underweighted in the wireless communications industry during the period.7 With certain credit-enhancing consolidation and M&A activity in the wireless industry during the period, it outperformed the broader high yield market, and the Fund’s lower weighting also detracted from perform-
ance. Finally, the continued rebound, albeit from low levels, in the U.S. housing market drove the high yield building industry to deliver one of the strongest returns during the period.8 The Fund’s underweighted building industry posi-
tioning hurt relative performance.

In an overall low default environment, the Fund did not have any bond hold-
ing experience a coupon default over the past six months. At period-end the
Fund held a relatively neutral beta position as we focused on individual secu-
rity selection, as well as a continued overweighting in energy industry-related corporate bonds.9

4. For industry weighting comparisons, the Fund’s peer group comprises some of the mutual funds in the Lipper High
Yield Funds Classification Average.
5. Food retailing is part of food and staples retailing in the SOI.
6. Gaming and leisure is part of consumer services in the SOI. The information technology sector comprises semicon-
ductors and semiconductor equipment, software and services, and technology hardware and equipment in the SOI.
7. Wireless communications is part of telecommunication services in the SOI.
8. The building industry is part of consumer durables and apparel in the SOI.
9. Beta is a measure of portfolio volatility compared to a benchmark.

6 | Semiannual Report

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources consid-
ered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you under-
stand our investment management philosophy.

Semiannual Report | 7

Performance Summary as of 11/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC)
declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Class R/Advisor
Class: no sales charges.

8 | Semiannual Report

Performance Summary (continued)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. The risks associated with higher yielding, lower rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. In addition, interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes B, C,
R and Advisor) per share on 11/30/12.
6. The 30-day standardized yield for the 30 days ended 11/30/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.
7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.75%; B: 1.23%; C: 1.25%; R: 1.10%; and
Advisor: 0.60%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

12 | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited)

Franklin High Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (Cost $157,307) 0.0%†			
Consumer Services 0.0%†			
[a,b] Station Casinos Inc., wts., 6/17/18	United States	136,789	$ 220,230
Preferred Stocks (Cost $8,655,000) 0.1%			
Diversified Financials 0.1%			
GMAC Capital Trust I, 8.125%, pfd.	United States	346,200	9,018,510
		Principal Amount*	
Corporate Bonds 91.8%			
Automobiles & Components 1.8%			
Exide Technologies, senior secured note, 8.625%, 2/01/18	United States	15,000,000	12,225,000
Ford Motor Credit Co. LLC, senior note,			
7.00%, 4/15/15	United States	10,000,000	11,134,640
6.625%, 8/15/17	United States	15,000,000	17,483,010
5.00%, 5/15/18	United States	10,000,000	10,986,760
8.125%, 1/15/20	United States	5,000,000	6,369,465
5.75%, 2/01/21	United States	7,000,000	7,963,550
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	20,400,000	22,440,000
[c] International Automotive Components Group SL, senior secured note, 144A, 9.125%, 6/01/18	United States	20,000,000	18,700,000
			107,302,425
Banks 2.1%			
CIT Group Inc., senior note,			
5.25%, 3/15/18	United States	9,000,000	9,596,250
5.375%, 5/15/20	United States	21,550,000	23,112,375
5.00%, 8/15/22	United States	33,650,000	35,421,504
[c] 144A, 6.625%, 4/01/18	United States	6,925,000	7,790,625
Regions Bank, sub. note, 7.50%, 5/15/18	United States	11,500,000	13,828,750
[d] Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	33,000,000	33,721,875
			123,471,379
Capital Goods 2.4%			
[c] Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	35,000,000	31,325,000
[c] Allison Transmission Holdings Inc., senior note, 144A, 7.125%, 5/15/19	United States	15,000,000	16,050,000
Case New Holland Inc., senior note, 7.875%, 12/01/17	United States	22,500,000	26,606,250
Meritor Inc., senior note, 10.625%, 3/15/18	United States	30,000,000	31,275,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	14,300,000	13,728,000
Terex Corp., senior note, 6.00%, 5/15/21	United States	19,700,000	20,488,000
			139,472,250
Commercial & Professional Services 1.9%			
[c] Algeco Scotsman Global Finance PLC, secured note, 144A, 8.50%, 10/15/18	United Kingdom	39,500,000	40,857,812
[b,a] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
Interactive Data Corp., senior note, 10.25%, 8/01/18	United States	10,000,000	11,250,000
United Rentals North America Inc.,			
senior bond, 6.125%, 6/15/23	United States	10,000,000	10,300,000
senior sub. note, 8.375%, 9/15/20	United States	28,000,000	31,045,000

18 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Commercial & Professional Services (continued)			
[c]UR Financing Escrow Corp., senior note, 144A, 7.625%, 4/15/22	United States	11,900,000	$ 13,223,875
UR Merger Sub Corp., senior note, 8.25%, 2/01/21	United States	5,300,000	5,962,500
			112,640,092
Consumer Durables & Apparel 2.6%			
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	17,500,000	19,796,875
KB Home, senior bond, 7.50%, 9/15/22	United States	20,325,000	22,154,250
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	21,500,000	23,381,250
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	25,000,000	27,625,000
[c]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A, 7.75%, 4/15/20	United States	28,800,000	30,384,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	35,000,000	30,625,000
			153,966,375
Consumer Services 3.5%			
[c]Caesars Operating Escrow LLC/Corp., secured note, 144A, 9.00%, 2/15/20	United States	10,000,000	10,050,000
Choice Hotels International Inc., senior bond, 5.75%, 7/01/22	United States	8,150,000	8,965,000
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	30,000,000	33,487,500
[c,a]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	United States	20,000,000	12,600
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	United States	50,000,000	53,968,750
MGM Resorts International, senior note,			
6.625%, 7/15/15	United States	30,000,000	32,100,000
6.875%, 4/01/16	United States	10,000,000	10,525,000
7.75%, 3/15/22	United States	5,000,000	5,287,500
[c]144A, 8.625%, 2/01/19	United States	3,700,000	4,070,000
[c]144A, 6.75%, 10/01/20	United States	9,200,000	9,292,000
Pinnacle Entertainment Inc.,			
senior note, 8.625%, 8/01/17	United States	16,800,000	18,207,000
senior sub. note, 7.75%, 4/01/22	United States	3,650,000	3,923,750
[c]Shingle Springs Tribal Gaming Authority, senior note, 144A, 9.375%, 6/15/15	United States	18,000,000	17,505,000
			207,394,100
Diversified Financials 4.6%			
Ally Financial Inc., senior note,			
5.50%, 2/15/17	United States	15,000,000	15,986,985
7.50%, 9/15/20	United States	31,700,000	38,317,375
[f]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	55,000,000	61,044,500
[c]CNH Capital LLC, senior note, 144A, 3.875%, 11/01/15	Netherlands	21,700,000	22,337,437
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	22,500,000	22,809,375
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	10,000,000	11,587,500
International Lease Finance Corp.,			
senior note, R, 5.65%, 6/01/14	United States	30,000,000	31,312,500
[c]senior secured note, 144A, 6.75%, 9/01/16	United States	17,600,000	19,712,000
[c]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,			
5.625%, 3/15/20	United States	6,700,000	7,018,250
5.875%, 3/15/22	United States	15,000,000	15,750,000

Semiannual Report | 19

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Diversified Financials (continued)			
c Nuveen Investments Inc., senior note, 144A,			
9.125%, 10/15/17	United States	3,000,000	$ 2,992,500
9.50%, 10/15/20	United States	25,300,000	25,679,500
			274,547,922
Energy 24.4%			
Alpha Natural Resources Inc., senior note, 6.25%, 6/01/21	United States	2,600,000	2,301,000
Antero Resources Finance Corp., senior note,			
9.375%, 12/01/17	United States	15,000,000	16,575,000
7.25%, 8/01/19	United States	5,200,000	5,642,000
Atlas Pipeline Partners LP, senior note, 8.75%, 6/15/18	United States	15,000,000	16,087,500
BreitBurn Energy Partners LP/Finance Corp., senior note,			
8.625%, 10/15/20	United States	10,000,000	10,825,000
c 144A, 7.875%, 4/15/22	United States	29,800,000	30,768,500
Calumet Specialty Products Partners LP/Finance Corp., senior note,			
9.375%, 5/01/19	United States	17,400,000	18,835,500
c 144A, 9.625%, 8/01/20	United States	13,900,000	15,151,000
Carrizo Oil & Gas Inc., senior note,			
8.625%, 10/15/18	United States	24,200,000	25,833,500
7.50%, 9/15/20	United States	10,100,000	10,302,000
Chaparral Energy Inc., senior note,			
9.875%, 10/01/20	United States	15,000,000	16,987,500
8.25%, 9/01/21	United States	5,800,000	6,264,000
7.625%, 11/15/22	United States	6,700,000	6,917,750
CHC Helicopter SA,			
c 144A, 9.25%, 10/15/20	Canada	10,000,000	10,200,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	40,000,000	40,800,000
Chesapeake Energy Corp., senior note,			
9.50%, 2/15/15	United States	5,000,000	5,637,500
6.625%, 8/15/20	United States	55,000,000	57,887,500
6.125%, 2/15/21	United States	5,000,000	5,087,500
Chesapeake Midstream Partners LP/CHKM Finance Corp., senior note,			
5.875%, 4/15/21	United States	16,000,000	16,800,000
6.125%, 7/15/22	United States	5,200,000	5,538,000
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	30,000,000	30,075,000
Compagnie Generale de Geophysique-Veritas, senior note,			
9.50%, 5/15/16	France	5,600,000	6,048,000
7.75%, 5/15/17	France	6,800,000	7,076,250
6.50%, 6/01/21	France	25,000,000	26,375,000
CONSOL Energy Inc., senior note,			
8.00%, 4/01/17	United States	8,300,000	8,922,500
8.25%, 4/01/20	United States	20,000,000	21,450,000
6.375%, 3/01/21	United States	2,600,000	2,632,500
Copano Energy LLC/Copano Energy Finance Corp., senior note,			
7.125%, 4/01/21	United States	15,000,000	15,881,250
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note,			
8.875%, 2/15/18	United States	20,000,000	21,800,000
c 144A, 7.125%, 6/01/22	United States	10,200,000	10,455,000
c Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	17,500,000	17,456,250

20 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin High Income Fund	Country	Principal Amount*	Value
Corporate Bonds (continued)			
Energy (continued)			
Eagle Rock Energy Partners LP/Finance Corp., senior note,			
8.375%, 6/01/19	United States	22,000,000	$ 22,440,000
[c]144A, 8.375%, 6/01/19	United States	17,000,000	17,340,000
El Paso Corp.,			
senior bond, 6.50%, 9/15/20	United States	5,000,000	5,634,285
senior note, 7.00%, 6/15/17	United States	10,000,000	11,477,570
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	40,000,000	45,600,000
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	28,000,000	31,710,000
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN thereafter, 1/15/68	United States	21,100,000	23,816,076
[c]EPL Oil & Gas Inc., senior note, 144A, 8.25%, 2/15/18	United States	23,925,000	23,865,188
[c]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	36,899,000	38,098,217
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	28,000,000	26,530,000
[c]Halcon Resources Corp., senior note, 144A,			
9.75%, 7/15/20	United States	20,000,000	21,300,000
8.875%, 5/15/21	United States	9,200,000	9,545,000
[c]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	30,000,000	32,958,150
Kodiak Oil & Gas Corp., senior note, 8.125%, 12/01/19	United States	20,000,000	21,850,000
Linn Energy LLC/Finance Corp., senior note,			
6.50%, 5/15/19	United States	5,000,000	5,087,500
8.625%, 4/15/20	United States	22,000,000	24,145,000
7.75%, 2/01/21	United States	12,000,000	12,720,000
[c]144A, 6.25%, 11/01/19	United States	11,000,000	11,096,250
Martin Midstream Partners LP, senior note, 8.875%, 4/01/18	United States	13,134,000	13,987,710
Oasis Petroleum Inc., senior note,			
6.50%, 11/01/21	United States	5,000,000	5,287,500
6.875%, 1/15/23	United States	10,000,000	10,625,000
Offshore Group Investment Ltd.,			
[c]first lien, 144A, 7.50%, 11/01/19	United States	31,400,000	31,714,000
senior secured note, 11.50%, 8/01/15	United States	18,195,000	20,059,988
[c]PBF Holding Co. LLC, senior secured note, 144A, 8.25%, 2/15/20	United States	26,100,000	27,535,500
Peabody Energy Corp., senior note,			
7.375%, 11/01/16	United States	6,900,000	7,969,500
6.00%, 11/15/18	United States	15,000,000	15,750,000
6.50%, 9/15/20	United States	12,500,000	13,375,000
6.25%, 11/15/21	United States	17,000,000	17,722,500
[c]Penn Virginia Resource Partners LP/Finance Corp. II, senior note, 144A, 8.375%, 6/01/20	United States	21,200,000	22,366,000
Plains Exploration & Production Co., senior note,			
7.625%, 6/01/18	United States	27,000,000	28,755,000
6.125%, 6/15/19	United States	10,000,000	10,225,000
6.75%, 2/01/22	United States	9,200,000	9,522,000
6.875%, 2/15/23	United States	15,000,000	15,468,750
QEP Resources Inc., senior note,			
5.375%, 10/01/22	United States	25,000,000	26,500,000
5.25%, 5/01/23	United States	11,500,000	12,132,500
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	29,525,000	30,410,750

Semiannual Report | 21

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

22 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

Semiannual Report | 23

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

24 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

Semiannual Report | 25

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

26 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

Semiannual Report | 27

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

28 | Semiannual Report

Franklin High Income Trust

Statement of Investments, November 30, 2012 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2012, the aggregate value of these securities was $798,135, repre-
senting 0.01% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30,
2012, the aggregate value of these securities was $2,027,824,236, representing 34.13% of net assets.
dSecurity purchased on a when-issued basis. See Note 1(d).
eSee Note 8 regarding defaulted securities.
fPerpetual security with no stated maturity date.
gIncome may be received in additional securities and/or cash.
hAt November 30, 2012, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
iSee Note 1(g) regarding senior floating rate interests.
jThe coupon rate shown represents the rate at period end.
kSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
lInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At November 30, 2012, all repurchase agreements had been entered into on that date.
mThe security is traded on a discount basis with no stated coupon rate.

At November 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Semiannual Report | 29

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited)

Franklin High Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective March 1, 2005, the Fund no longer offers Class B shares for purchase. As disclosed in the fund prospectus, Class B shares convert to Class A shares after eight years of investment; therefore, all Class B shares will convert to Class A by March 2013. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

Semiannual Report | 35

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

36 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on November 30, 2012.

d. Securities Purchased on a When-Issued Basis

The Fund purchases securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary

Semiannual Report | 37

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund’s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net liability position.

At November 30, 2012, the Fund had no OTC derivatives in a net liability position for such contracts.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract are reflected on the Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other

38 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Derivative Financial Instruments (continued)

relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss on the Statement of Operations. Pursuant to the terms of the credit default swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

At November 30, 2012, the Fund held $339,052 in U.S. treasury bonds and notes as collateral for derivatives.

See Note 9 regarding other derivative information.

f. Restricted Cash

At November 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

g. Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

h. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Semiannual Report | 39

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
i.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

40 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2012, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

Semiannual Report | 41

Franklin High Income Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin High Income Fund

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class B, C, and R compensation distribution

42 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to invest-
ment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the
Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended November 30, 2012, the Fund paid transfer agent fees of $3,405,269, of which $1,545,259 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2012, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

Semiannual Report | 43

Franklin High Income Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin High Income Fund

5. Income Taxes *(continued)*

At May 31, 2012, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:	
2013	$ 56,708,693
2014	100,305,761
2017	74,931,197
2018	146,834,317
Capital loss carryforwards not subject to expiration:	
Long term	26,836,490
Total capital loss carryforwards	$405,616,458

At November 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,636,428,445
Unrealized appreciation	$ 354,739,295
Unrealized depreciation	(119,436,492)
Net unrealized appreciation (depreciation)	$ 235,302,803

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums, and payments-in-kind.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2012, aggregated $1,575,304,261 and $768,017,580, respectively.

7. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. Credit Risk and Defaulted Securities

At November 30, 2012, the Fund had 93.66% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

44 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin High Income Fund

8. Credit Risk and Defaulted Securities *(continued)*

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2012, the aggregate value of these securities was $15,215,505, representing 0.26% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. Other Derivative Information

At November 30, 2012, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	$186,123	Unrealized depreciation on forward exchange contracts	$ —
Credit contracts	Unrealized appreciation on swap contracts	644,754	Unrealized depreciation on swap contracts	—

For the period ended November 30, 2012, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$ —	$ (509,307)
Credit contracts	Net realized gain (loss) from swap contracts / Net change in unrealized appreciation (depreciation) on investments	6,779,819	644,754

For the period ended November 30, 2012, the average month end market value of derivatives represented 0.05% of average month end net assets. The average month end number of open derivative contracts for the period was 3.

See Note 1(e) regarding derivative financial instruments.

Semiannual Report | 45

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

10. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services. For the period ended November 30, 2012, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At November 30, 2012, 1.16% of the Fund’s outstanding shares were held by one or more of the Allocator Funds.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended November 30, 2012, the Fund did not use the Global Credit Facility.

46 | Semiannual Report

Franklin High Income Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin High Income Fund

12. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2012, in valuing the Fund's assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Services	$ —	$ —	$220,230	$ 220,230
Other Equity Investments[b]	9,018,510	—	—	9,018,510
Corporate Bonds	—	5,450,866,187	577,905	5,451,444,092
Senior Floating Rate Interests	—	47,876,191	—	47,876,191
Short Term Investments	295,368,028	67,804,197	—	363,172,225
Total Investments in Securities	$304,386,538	$5,566,546,575	$798,135	$5,871,731,248
Swaps	$ —	$ 644,754	$ —	$ 644,754
Forward Exchange Contracts	—	186,123	—	186,123

[a]Includes common and preferred stocks as well as other equity investments.

[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

Semiannual Report | 47

Franklin High Income Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Fund

13. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

14. SUBSEQUENT EVENTS

The Fund have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

48 | Semiannual Report

Franklin High Income Trust

Shareholder Information

Franklin High Income Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 49

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is
"independent" as defined under the relevant Securities and Exchange
Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-
End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment
Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no changes in the

Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 25, 2013

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date January 25, 2013